[GRAPHIC OMITTED]

                                E.I.I. REALTY
                                SECURITIES FUND

                              INSTITUTIONAL SHARES

                                DECEMBER 31, 2000

                               SEMI-ANNUAL REPORT

                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                TABLE OF CONTENTS

                                DECEMBER 31, 2000


Letter to Shareholders................................................... 1

Schedule of Investments.................................................. 3

Statement of Assets and Liabilities...................................... 5

Statement of Operations.................................................. 6

Statement of Changes in Net Assets....................................... 7

Financial Highlights..................................................... 8

Notes of Financial Statements............................................ 9

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2000

To Our Shareholders:

We are pleased to report to you that we have completed the calendar year in strong fashion. For the six months ended December 31, 2000, the E.I.I. Realty Securities Fund (the "Fund") produced a return of 12.1% compared to the NAREIT Equity Index return of 11.7%. For the calendar year ended December 31, 2000 the Fund returned 29.4% compared to NAREIT's 26.4% return. Net Assets of the Fund were $164 million at year-end, an increase of $92 million over year-end 1999.

Much of the outperformance generated by REITs during 2000 can be explained by the "oversold" nature of the REIT market at the beginning of the year. Typically some catalyst is required to unlock value. In the case of REITs the catalyst was the recognition that property level fundamentals were improving rather than deteriorating from the influence of technology and the Internet as many had predicted. Rather, real estate benefited from the strong economic conditions which technology helped generate, and at the local level from the new job creation particularly in key markets such as San Francisco, New York and Boston. Since speculative capital investment was drawn away from real estate, the rise in demand was often not met with new supply, which has resulted in strong rental growth. New development has been quite disciplined. REIT managements have demonstrated their ability to operate their portfolios with little use of outside capital while still providing over 10% growth in funds from operations.

The strong performance of REITs in 2000 at a time when other sectors of the equities market were plummeting has clearly demonstrated the benefits of diversification that real estate securities can provide in a portfolio.

We remain positive on our outlook for real estate and REITs in 2001; However, we are also quite cognizant of the fact that REITs are not as attractively priced as they were just twelve months ago. WHEREAS REITS SERVED AS "A PORT IN THE STORM" THROUGHOUT 2000, IN THE COMING YEAR WE BELIEVE REITS WILL BE MORE AKIN TO A FUNDAMENTALLY SOUND VESSEL SAILING UPON WHAT MAY BECOME STORMY SEAS.

With respect to our return expectation for REITs, we continue to believe that REITs are positioned to provide favorable annual total returns, based upon the following factors:

     1)   REITs continue to be priced at modest discounts to NAV;

     2) The average dividend yield of REITs remains at 7.5% with dividends growing 5%-6% and payout ratios at the most conservative levels they have ever been; and

     3) Cash flow growth from REITs, while decelerating modestly, should continue at a healthy pace of 6-7%

In  summary,  the  REIT  market  is  healthy,   driven  by  solid  supply/demand
fundamentals in the real estate markets.

Lastly, we want to thank you for the continued support and confidence you have placed with us.

Very Truly Yours,

/S/RICHARD J. ADLER                                  /S/DAVID P. O'CONNOR
Richard J. Adler                                     David P. O'Connor
Chairman                                             President

                        E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2000

  COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. REALTY SECURITIES FUND AND THE NAREIT EQUITY INDEX(1) AND THE WILSHIRE REAL ESTATE
                              SECURITIES INDEX(1)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                             EII           NAREIT          Wilshire
                           Realty          Equity        Real Estate
                      Securities Fund      Index     Securities Index
         6/11/98          $10,000         $10,000         $10,000
         6/30/98           10,260          10,253          10,253
         7/31/98            9,650           9,587           9,539
         8/31/98            8,940           8,683           8,548
         9/30/98            9,390           9,174           9,027
        10/31/98            9,213           9,004           8,903
        11/30/98            9,415           9,137           9,071
        12/31/98            9,306           8,907           8,941
         1/31/99            9,112           8,720           8,747
         2/28/99            9,000           8,515           8,678
         3/31/99            8,908           8,477           8,631
         4/30/99            9,801           9,281           9,551
         5/31/99           10,039           9,485           9,712
         6/30/99            9,728           9,332           9,547
         7/31/99            9,382           9,035           9,182
         8/31/99            9,309           8,920           9,044
         9/30/99            8,910           8,581           8,636
        10/31/99            8,613           8,370           8,475
        11/30/99            8,571           8,234           8,342
        12/31/99            8,955           8,495           8,656
         1/31/00            8,987           8,523           8,691
         2/29/00            8,847           8,421           8,525
         3/31/00            9,256           8,698           8,899
         4/30/00            9,856           9,283           9,533
         5/31/00            9,933           9,374           9,648
         6/30/00           10,336           9,615           9,973
        12/31/00           11,591          10,735          11,316

                                   RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                                          AVERAGE ANNUAL
                                                    CUMULATIVE TOTAL RETURN                TOTAL RETURN
                                          -------------------------------------------- ---------------------
                                                           CALENDAR         SINCE
                                           SIX MONTHS    YEAR-TO-DATE     INCEPTION*     SINCE INCEPTION*
                                          ------------------------------------------------------------------

E.I.I. REALTY SECURITIES FUND                   12.14%        29.43%           15.91%         5.94%

NAREIT Equity Index(1)                          11.65%        26.37%            7.35%         2.81%

Wilshire Real Estate Securities Index(1)        13.47%        30.73%           13.16%         4.95%

*    Inception date was June 11, 1998.

(1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The benchmarks are widely accepted unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2000
                                   (UNAUDITED)


COMMON STOCK--92.7%                                                                       SHARES                VALUE
                                                                                      --------------      ----------------
   AMB Property Corp.                                                                       213,100    $        5,500,644
   Apartment Investment & Management Company, Class A                                       168,300             8,404,481
   Archstone Communities Trust                                                                7,000               180,250
   Arden Realty Group, Inc.                                                                 210,300             5,283,787
   Avalonbay Communities, Inc.                                                               91,931             4,608,041
   Boston Properties, Inc.                                                                  182,000             7,917,000
   Brandywine Realty Trust                                                                  107,600             2,225,975
   BRE Properties, Inc. Class A                                                              68,500             2,170,594
   Brookfield Properties Corp.                                                               89,000             1,568,625
   CarrAmerica Realty Corp.                                                                 130,700             4,092,544
   Charles E. Smith Residential Realty, Inc.                                                 68,000             3,196,000
   Chateau Communities, Inc.                                                                145,532             4,429,630
   Equity Office Properties Trust                                                           410,812            13,402,740
   Equity Residential Properties Trust                                                      148,499             8,213,851
   Franchise Finance Corporation of America                                                 168,400             3,925,825
   Health Care Property Investors, Inc.                                                       6,300               188,212
   Highwoods Properties, Inc.                                                               121,900             3,032,262
   Kilroy Realty Corp.                                                                      137,700             3,933,056
   Kimco Realty Corp.                                                                       148,800             6,575,100
   Liberty Property Trust                                                                   115,000             3,284,688
   Macerich Co.                                                                              86,900             1,667,394
   Manufactured Home Communities, Inc.                                                       67,900             1,969,100
   Nationwide Health Properties, Inc.                                                       213,800             2,752,675
   Post Properties, Inc.                                                                    118,520             4,451,908
   Prentiss Property                                                                         62,100             1,672,819
   Prologis Trust                                                                           336,393             7,484,744
   Public Storage, Inc.                                                                     150,170             3,651,008
   Rouse Company                                                                            125,000             3,187,500
   Simon Property Group, Inc.                                                               182,400             4,377,600
   SL Green Realty Corp.                                                                    136,200             3,813,600
   Spieker Properties, Inc.                                                                  91,100             4,566,388
   Starwood Hotels & Resorts Worldwide, Inc.                                                213,586             7,528,907
   Storage USA, Inc.                                                                         40,400             1,282,700
   Sun Communities, Inc.                                                                    116,400             3,899,400
   Taubman Centers, Inc.                                                                    176,800             1,933,750
   Trizec Hahn Corp.                                                                         87,900             1,329,488
   Vornado Realty Trust                                                                     165,600             6,344,550
                                                                                                          ----------------
   TOTAL COMMON STOCK (Cost $135,044,892)                                                                     154,046,836
                                                                                                          ----------------

                 See accompanying notes to financial statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2000
                                   (UNAUDITED)

PREFERRED STOCK - 1.1%                                                                 SHARES                VALUE
                                                                                 -------------------
                                                                                                         -----------------
   Vornado Realty Trust Preferred Convertible, Series A                                      34,600           $1,868,400
                                                                                                         -----------------

 TOTAL PREFERRED STOCK (Cost $1,751,818)                                                                       1,868,400
                                                                                                         -----------------


TEMPORARY INVESTMENTS - 6.2%                                                         PAR (000)
                                                                                 -------------------
   Provident Institutional Funds, T-Fund Portfolio                                       $    1,923            1,923,430
   Provident Institutional Funds, Treasury Trust Portfolio                                    8,353            8,353,125
                                                                                                         -----------------

 TOTAL TEMPORARY INVESTMENTS (Cost $10,276,555)                                                               10,276,555
                                                                                                         -----------------

TOTAL INVESTMENTS - 100% (Cost $147,073,265)*                                                               $166,191,791
                                                                                                         =================

*    The cost for federal income tax purposes is $147,415,084.


                 See accompanying notes to financial statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2000
                                   (UNAUDITED)

ASSETS
     Investments at value (Cost $147,073,265) ...      $166,191,791
     Dividends receivable .......................           916,490
     Interest receivable ........................            40,349
     Receivable for fund shares sold ............               317
     Prepaid organizational expenses ............            89,196
     Prepaid expenses and other assets ..........            26,188
                                                       ------------
        TOTAL ASSETS ............................       167,264,331
                                                       ------------

LIABILITIES
     Payable for investment securities purchased          2,813,120
     Accrued expenses ...........................           170,134
                                                       ------------
        TOTAL LIABILITIES .......................         2,983,254
                                                       ------------

NET ASSETS (Applicable to 15,952,151)
     Institutional class shares outstanding, $.01
     par value, unlimited shares authorized) ....      $164,281,077
                                                       ============

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER INSTITUTIONAL
CLASS SHARE .....................................            $10.30
                                                       ============

                 See accompanying notes to financial statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             STATEMENT OF OPERATIONS

                                                               Six Months Ended
                                                               December 31, 2000
                                                                  (Unaudited)
                                                               -----------------
INVESTMENT INCOME
     Dividends ................................................   $  4,799,440
     Interest .................................................        192,731
                                                                  ------------
         Total Investment Income ..............................      4,992,171
                                                                  ------------
EXPENSES
     Management fees ..........................................        556,749
     Administrative Fees ......................................        111,350
     Legal fees ...............................................         37,677
     Directors' fees and expenses .............................         28,257
     Organizational fees ......................................         18,420
     Filing fees ..............................................         27,020
     Transfer Agent fees ......................................         16,753
     Audit fees ...............................................         14,078
     Custodian fee ............................................         11,512
     Insurance expense ........................................          5,469
     Shareholders' reports ....................................          5,163
     Other expenses ...........................................          3,735
                                                                  ------------
TOTAL EXPENSES ................................................        836,183
     Less: Expenses Waived or Reimbursable ....................        (93,852)
                                                                  ------------
         NET EXPENSES .........................................        742,331
                                                                  ------------
NET INVESTMENT INCOME .........................................      4,249,840
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENT SECURITIES
     Net Realized Gain on Investment Securities Sold ..........        506,551
     Change in Unrealized Appreciation of Investment Securities     11,928,786
                                                                  ------------
         NET GAIN ON INVESTMENT SECURITIES ....................     12,435,337
                                                                  ------------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ................................   $ 16,685,177
                                                                  ============

                 See accompanying notes to financial statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           Six Months Ended
                                                          December 31, 2000       Year ended
                                                             (Unaudited)        June 30, 2000
                                                          -------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
         Net Investment Income ........................      $  4,249,840       $  5,056,007
         Net Realized Gain (Loss) on Investments ......           506,551         (2,876,733)
         Change in Unrealized Appreciation of
            Investment Securities .....................        11,928,786          7,461,871
                                                             ------------       ------------
                  Net Increase in Assets Resulting
                     From Operations ..................        16,685,177          9,641,145
                                                             ------------       ------------
Distributions From:
         Net Investment Income ........................        (4,249,840)        (3,641,186)
         Excess of Net Investment Income ..............          (409,108)                --
                                                             ------------       ------------
            Total distributions .......................        (4,658,948)        (3,641,186)
                                                             ------------       ------------
Capital Share Transactions - Institutional Class: (1)
         Shares Issued ................................        23,134,326         73,923,152
         Shares Issued in Reinvestment of Distributions         3,952,637          2,987,283
         Shares Redeemed ..............................        (4,899,717)        (5,191,245)
                                                             ------------       ------------
                  Net Increase from Capital Share
                     Transactions .....................        22,187,246         71,719,190
                                                             ------------       ------------
Total Increase in Net Assets ..........................        34,213,475         77,719,149
                                                             ------------       ------------
NET ASSETS
         Beginning of Period ..........................       130,067,602         52,348,453
                                                             ------------       ------------
         End of Period ................................      $164,281,077       $130,067,602
                                                             ============       ============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
         Shares Issued ................................         2,331,384          8,374,422
         Shares Reinvested ............................           399,637            350,493
         Shares Redeemed ..............................          (497,701)          (586,753)
                                                             ------------       ------------
                                                                2,233,320          8,138,162
                                                             ------------       ------------

                 See accompanying notes to financial statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

       FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months Ended
                                                      December 31,                                        June 11, 1998 (a)
                                                         2000           Year Ended         Year Ended          through
                                                     (Unaudited)       June 30, 2000     June 30, 1999     June 30, 1998
                                                  -----------------    -------------     --------------  -----------------
Net Asset Value, Beginning of Period .............      $   9.48          $   9.38           $ 10.26           $10.00
                                                        --------          --------           -------           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income .........................          0.26              0.47              0.39             0.05
   Net Gain (Loss) on Securities (Realized and
     Unrealized) .................................          0.87              0.06             (0.95)            0.21
                                                        --------          --------           -------           ------
        Total from Investment Operations .........          1.13              0.53             (0.56)            0.26
                                                        --------          --------           -------           ------

LESS DISTRIBUTIONS
   Net Investment Income .........................         (0.31)            (0.43)             0.32)              --
                                                        --------          --------           -------           ------
       Total Distributions .......................         (0.31)            (0.43)            (0.32)              --
                                                        --------          --------           -------           ------

Net Asset Value, End of Period ...................      $  10.30          $   9.48           $  9.38           $10.26
                                                        ========          ========           =======           ======

Total Return .....................................         12.14%#            6.25%            (5.18%)           2.60%#

Net Assets, End of Period (thousands) ............      $164,281          $130,068           $52,348           $  514

Ratio of Expenses to Average Net Assets ..........          1.00% *           1.00%             1.00%            1.00%*
Ratio of Expenses to Average Net Assets (Excluding
   (Waivers and Assumptions of Expenses) .........          1.13% *           1.39%             1.83%           37.75%*
Ratio of Net Investment Income to Average
    Net Assets ...................................          5.73% *           6.34%             6.11%           10.50%*
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and Assumptions
   of Expenses) ..................................          5.60% *           5.95%             5.28%          (26.25)%*
Portfolio Turnover Rate ..........................             6% #             25%               17%              22%#



*    Annualized
#    Non-Annualized
(a)  Commencement of Operations.

                 See accompanying notes to financial statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       NOTES TO THE FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at present only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares; Institutional, Adviser and Investor. As of December 31, 2000, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them.

B.  SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund has a capital loss carryforward for federal income tax purposes of $1,067,150 of which $2,486, $1,876 and $1,062,788 are available as a reduction of future net capital gains realized through years June 30, 2006, 2007, and 2008, respectively.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The fund incurred approximately $46,450 of net capital losses after October 31, 2000, and will elect to defer these post-October losses during the year ended June 30, 2001.

ORGANIZATIONAL COSTS: Organizational costs have been capitalized and are being amortized on a straight-line basis over a period of 60 months.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

                                   (UNAUDITED)

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

C.  INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets.

E.I.I. will also provide administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Fund's average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund.

D.  INVESTMENT TRANSACTIONS:

For the period ended December 31, 2000, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities:

          Purchases........................................   $28,028,827
          Sales............................................     7,373,288

At December 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes on investment securities for the Fund was as follows:

          Gross Unrealized Appreciation...................    $20,540,709
          Gross Unrealized Depreciation...................     (1,764,002)
                                                              -----------
          Net.............................................    $18,776,707
                                                              ===========


E.  COMPONENTS OF NET ASSETS:

At December 31, 2000, net assets consisted of:

          Paid-In Capital ................................   $146,577,511
          Undistributed Net Investment Income ............      1,647,811
          Accumulated Net Realized Loss ..................     (3,062,771)
          Net Unrealized Appreciation of
            Investment Securities ........................     19,118,526
                                                             ------------
                                                             $164,281,077
                                                             ============

INVESTMENT ADVISER & ADMINISTRATOR        OFFICERS & TRUSTEES
----------------------------------        -------------------
E.I.I. Realty Securities, Inc.            Richard J. Adler, CHAIRMAN,
667 Madison Avenue                        CHIEF EXECUTIVE OFFICER & TRUSTEE
16th Floor                                David P. O'Connor, PRESIDENT & TRUSTEE
New York, NY 10021                        Alissa R. Fox, TREASURER
(212) 644-0794                            Peter J. Gavey, SECRETARY
                                          Warren K. Greene, INDEPENDENT TRUSTEE
TRANSFER AGENT                            Joseph Gyourko, INDEPENDENT TRUSTEE
--------------                            Richard W. Hutson, INDEPENDENT TRUSTEE
PFPC, Inc.                                Samuel R. Karetsky, TRUSTEE
400 Bellevue Parkway                      Carl W. Schafer, INDEPENDENT TRUSTEE
Wilmington, DE 19809-3710

CUSTODIAN & SUB-ADMINISTRATOR
-----------------------------
PFPC Trust Company
400 Bellevue Parkway
Wilmington, DE 19809-3710

LEGAL COUNSEL
-------------
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
--------------------
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

                                [GRAPHIC OMITTED]

                                 E.I.I. REALTY
                                 SECURITIES FUND

                                  888-323-8912